UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08050
The Asia Tigers Fund, Inc.
(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154
(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017
(Name and address of agent for service
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES

Item 1.	Schedule of Investments.
The Schedule of Investments is attached herewith.

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2011
(Unaudited)
COMMON STOCKS (99.70% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	China	15.65%
	Auto / Truck Parts & Equipment	1.24%
124,000	Weichai Power Co., Ltd.		$479,931	$842,228

	Commercial Banks — Non-US	4.37%
1,707,720	China Construction Bank Corp.		1,171,594	1,500,546
1,960,420	Industrial & Commercial Bank of China, Ltd.		1,170,245	1,458,543

			2,341,839	2,959,089

	Electric Products — Miscellaneous	1.35%
237,000	Zhuzhou CSR Times Electric Co., Ltd.		447,316	912,035

	Electrical & Electronics	0.53%
53,387	China Digital TV Holdings ADR+		372,721	358,227

	Electronic Components — Miscellaneous	0.96%
242,000	AAC Acoustic Technology Holdings, Inc.		354,045	651,894

	Life / Health Insurance	0.71%
123,000	China Life Insurance Co., Ltd.		192,318	478,068

	Oil Companies — Integrated	2.86%
4,214	China Petroleum and Chemical Corp. ADR		265,243	464,467
1,060,000	PetroChina Co., Ltd.		1,215,338	1,471,212

			1,480,581	1,935,679

	Real Estate — Operations & Development	0.40%
184,000	Agile Property Holdings, Ltd.		283,107	273,318

	Retail — Bookstore	0.96%
1,092,000	Xinhua Winshare Publishing & Media Co., Ltd.		462,239	648,553

	Retail — Food	0.21%
30,000	Lianhua Supermarket Holdings, Ltd.		34,680	139,692

	Telecommunications Equipment	0.49%
84,885	ZTE Corp.		78,003	334,825

	Transportation	0.49%
402,000	Anhui Expressway Co., Ltd.		244,612	331,573

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2011 (Unaudited)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	China (concluded)
	Web Portals & Internet Service Providers	1.08%
9,415	Sohu.com, Inc.+		$472,510	$730,416

	Total China		7,243,902	10,595,597

	Hong Kong	17.60%
	Cellular Telecommunications	2.69%
185,700	China Mobile, Ltd.		868,668	1,824,663

	Commercial Banks — Non-US	1.71%
188,500	BOC Hong Kong (Holdings), Ltd.		503,107	608,123
41,000	Wing Hang Bank, Ltd.		311,856	551,698

			814,963	1,159,821

	Distribution / Wholesale	0.37%
131,000	Digital China Holdings, Ltd.		268,372	251,388

	Diversified Operations	3.24%
842,000	Guangdong Investment, Ltd.		331,933	429,870
95,381	Hutchison Whampoa, Ltd.		488,441	1,112,161
59,000	Shanghai Industrial Holdings, Ltd.		186,387	237,264
55,000	Wharf Holdings, Ltd.		124,197	415,547

			1,130,958	2,194,842

	Finance — Other Services	0.90%
26,700	Hong Kong Exchanges & Clearing, Ltd.		220,654	612,380

	Life / Health Insurance	0.44%
107,000	AIA Group, Ltd.+		273,951	294,410

	Oil Companies — Exploration & Production	2.27%
408,000	CNOOC, Ltd.		654,096	900,183
437,800	Kunlun Energy Co., Ltd.		131,421	639,087

			785,517	1,539,270

	Paper & Related Products	0.74%
719,000	Lee & Man Paper Manufacturing, Ltd.		137,618	498,041

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2011 (Unaudited)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Hong Kong (concluded)
	Real Estate — Operations & Development	1.82%
74,700	Cheung Kong Holdings, Ltd.		$523,253	$1,232,264

	Retail — Perfume & Cosmetics	0.40%
496,000	Sa Sa International Holdings, Ltd.		201,476	271,040

	Retail — Jewelry	0.80%
174,000	Luk Fook Holdings (International), Ltd.		350,058	539,025

	Telecommunications Equipment	1.02%
62,000	VTech Holdings, Ltd.		246,266	689,132

	Transportation	1.20%
221,500	MTR Corp., Ltd.		631,670	809,768

	Total Hong Kong		6,453,424	11,916,044

	India	7.68%
	Appliance & Household Durables	0.55%
9,394	TTK Prestige, Ltd.		337,946	375,085

	Applications Software	1.63%
16,280	Infosys Technologies, Ltd.		287,674	1,105,061

	Auto — Cars & Light Trucks	0.44%
11,956	Tata Motors, Ltd.		195,249	299,030

	Coal	0.57%
57,795	Coal India, Ltd.+		430,137	382,698

	Commercial Banks — Non-US	0.49%
57,286	Yes Bank, Ltd.		342,169	328,106

	Finance	0.63%
80,012	Rural Electrification Corp., Ltd.		376,365	425,418

	Finance — Other Services	0.17%
8,383	Housing Development Finance Corp., Ltd.		82,003	114,990

	Housewares	0.54%
130,000	HSIL, Ltd.		397,819	364,572

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2011 (Unaudited)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (concluded)
	Independent Power Producer	0.13%
81,142	Lanco Infratech, Ltd.+		$104,324	$87,664

	Manufacturing	0.21%
11,350	V.I.P. Industries, Ltd.		150,119	142,858

	Oil Refining & Marketing	1.15%
38,980	Reliance Industries, Ltd.		254,645	780,492

	Pharmaceuticals	0.14%
2,633	Dr. Reddy’s Laboratories, Ltd.		92,434	93,164

	Power Conversion & Supply Equipment	0.76%
6,974	Bharat Heavy Electricals, Ltd.		100,479	336,851
29,191	Crompton Greaves, Ltd.		215,583	177,556

			316,062	514,407

	Vehicle	0.27%
11,927	Mahindra & Mahindra, Ltd.		90,944	184,984

	Total India		3,457,890	5,198,529

	Indonesia	3.42%
	Building & Construction — Miscellaneous	0.50%
1,020,000	PT Jasa Marga (Persero) TBK		364,573	338,196

	Building Products — Cement & Aggregation	0.74%
333,500	PT Indocement Tunggal Prakarsa TBK		501,329	499,439

	Coal	1.13%
150,000	PT Indo Tambangraya Megah TBK		797,270	767,573

	Commercial Banks — Non-US	0.48%
490,000	PT Bank Mandiri TBK		301,698	322,226

	Telecommunications	0.57%
672,000	PT XL Axiata TBK+		397,776	389,921

	Total Indonesia		2,362,646	2,317,355

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2011 (Unaudited)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Malaysia	3.91%
	Commercial Banks — Non-US	1.12%
277,300	CIMB Group Holdings BHD		$173,036	$759,031

	Hotel/Restaurants	1.20%
232,900	Genting BHD		528,643	810,947

	Metal Processors & Fabrication	0.33%
247,400	KNM Group BHD+		201,834	227,076

	Rubber & Vinyl	1.26%
523,900	Top Glove Corp. BHD		402,866	853,915

	Total Malaysia		1,306,379	2,650,969

	Singapore	9.24%
	Commercial Banks — Non-US	2.29%
133,000	Oversea-Chinese Banking Corp., Ltd.		871,654	1,025,555
34,000	United Overseas Bank, Ltd.		360,751	525,937

			1,232,405	1,551,492

	Computers — Integrated Systems	1.03%
706,000	CSE Global, Ltd.		440,268	694,969

	Diversified Operations	1.19%
88,000	Keppel Corp., Ltd.		358,742	804,375

	Energy Sources	0.63%
403,000	First Resources, Ltd.		456,514	425,039

	Real Estate — Operations & Development	1.81%
384,000	Global Logistic Properties, Ltd.+		606,237	624,000
172,883	Keppel Land, Ltd.		125,744	605,090

			731,981	1,229,090

	Transport — Equipment & Leasing	0.07%
28,000	Goodpack, Ltd.		39,904	47,906

	Transportation — Marine	1.02%
537,400	Ezra Holdings, Ltd.		129,303	688,544

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2011 (Unaudited)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Singapore (concluded)
	Water Treatment Systems	1.20%
467,000	Hyflux, Ltd.		$458,930	$813,602

	Total Singapore		3,848,047	6,255,017

	South Korea	23.70%
	Auto / Truck Parts & Equipment	2.28%
4,147	Hyundai Mobis		627,442	956,033
12,020	Kia Motors Corp.		548,745	586,367

			1,176,187	1,542,400

	Chemicals	1.73%
3,120	LG Chem, Ltd.		126,828	1,168,644

	Consumer Staples	0.87%
606	Amorepacific Corp.		457,526	587,463

	Diversified Financial Services	2.56%
13,835	KB Financial Group, Inc.		254,239	709,455
23,142	Shinhan Financial Group Co., Ltd.		280,434	1,023,672

			534,673	1,733,127

	Electric Products — Miscellaneous	0.79%
5,133	LG Electronics, Inc.		463,935	535,594

	Electronic Components — Miscellaneous	0.85%
16,896	LG Display Co., Ltd.		433,092	574,853

	Electronic Components — Semiconductors	5.22%
4,044	Samsung Electronics Co., Ltd.		1,071,423	3,538,004

	Engineering / Research & Development Services	0.94%
3,609	Samsung Engineering Co., Ltd.		310,121	634,061

	Non-Ferrous Metals	0.87%
2,234	Korea Zinc Co., Ltd.		247,689	591,722

	Property & Casualty Insurance	1.24%
4,070	Samsung Fire & Marine Insurance Co., Ltd.		738,343	840,279

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2011 (Unaudited)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	South Korea (concluded)
	Retail — Major Department Stores	1.14%
6,586	Hyundai Department Store Co., Ltd.		$759,592	$769,434

	Retail — Miscellaneous / Diversified	1.18%
3,426	CJ O Shopping Co., Ltd.+		308,453	802,903

	Shipbuilding	2.10%
1,511	Hyundai Heavy Industries Co., Ltd.		505,939	653,558
20,130	Samsung Heavy Industries Co., Ltd.		278,638	765,669

			784,577	1,419,227

	Steel — Producers	1.06%
1,781	POSCO		168,289	721,104

	Web Portals & Internet Service Providers	0.87%
3,315	NHN Corp.+		328,843	591,278

	Total South Korea		7,909,571	16,050,093

	Sri Lanka	0.28%
	Diversified Operations	0.28%
73,050	John Keells Holdings PLC		69,705	193,047

	Total Sri Lanka		69,705	193,047

	Taiwan	15.18%
	Building Products — Cement & Aggregation	0.75%
467,407	Taiwan Cement Corp.		277,190	504,665

	Computers	1.58%
140,739	Advantech Co., Ltd.		155,158	434,788
325,000	Wistron Corp.		597,664	638,012

			752,822	1,072,800

	Diversified Financial Services	1.02%
493,020	Fubon Financial Holding Co., Ltd.		278,228	689,384

	Electronic Components & Instruments	0.73%
250,143	WPG Holdings Co., Ltd.		364,613	492,782

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2011 (Unaudited)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Taiwan (concluded)
	Electronic Components — Miscellaneous	3.57%
75,000	Asustek Computer, Inc.		$600,906	$676,758
404,857	Hon Hai Precision Industry Co., Ltd.		569,483	1,742,940

			1,170,389	2,419,698

	Electronic Components — Semiconductors	0.59%
29,196	MediaTek, Inc.		290,517	398,189

	Metal Processors & Fabrication	0.39%
64,000	Catcher Technology Co., Ltd.		146,097	265,606

	Power Conversion & Supply Equipment	0.87%
127,659	Delta Electronics, Inc.		263,580	591,350

	Retail — Apparel / Shoes	0.60%
261,000	Les Enphants Co., Ltd.		400,227	403,606

	Semiconductor Equipment — Integrated Circuits	5.08%
136,300	Powertech Technology, Inc.		309,319	511,674
309,000	Siliconware Precision Industries Co.		300,617	437,924
948,583	Taiwan Semiconductor Manufacturing Co., Ltd.		1,376,675	2,492,703

			1,986,611	3,442,301

	Total Taiwan		5,930,274	10,280,381

	Thailand	2.36%
	Building Products — Cement & Aggregation	0.35%
23,600	Siam Cement PCL		254,645	238,330

	Commercial Banks — Non-US	1.15%
209,000	Kasikornbank PCL		869,842	777,957

	Electric — Generation	0.38%
198,900	Glow Energy PCL		299,492	259,127

	Real Estate — Operations & Development	0.48%
1,167,400	L.P.N. Development PCL		403,467	323,071

	Total Thailand		1,827,446	1,598,485

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2011 (Unaudited)
COMMON STOCKS (concluded)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	United Kingdom	0.68%
	Diversified Financial Services	0.68%
8,425	HSBC Holdings PLC-ADR		$320,798	$460,342

	Total United Kingdom		320,798	460,342

	TOTAL COMMON STOCKS		40,730,082	67,515,859

RIGHTS (0.01% of holdings)
	Taiwan	0.01%
	Retail — Apparel / Shoes	0.01%
14,972	Les Enphants Rights Exp. 02-18-11		0	4,589

	Total Taiwan		0	4,589

	TOTAL RIGHTS		0	4,589

REPURCHASE AGREEMENTS (0.29% of holdings)
	United States	0.29%
195,480	State Street Bank, 0.01% dated 01/31/11, due 02/01/11 proceeds at maturity $195,480 (Collateralized by $195,000 U.S. Treasury Bond, 2.5%, due 04/30/15, Market Value $203,612)		195,480	195,480

	Total United States		195,480	195,480

	TOTAL REPURCHASE AGREEMENTS		195,480	195,480

	TOTAL INVESTMENTS++	100.00%	$40,925,562	$67,715,928

Footnotes and Abbreviations

ADR	American Depository Receipts.

+	Non-Income producing security.

++	As of October 31, 2010, the aggregate cost for federal income tax purposes was $49,525,025. The aggregate gross unrealized appreciation (depreciation) for all securities were as follows:

Excess of value over tax cost	$30,748,285
Excess of tax cost over value	(679,325)

$30,068,960

These temporary differences in book and tax cost were due to wash sale loss deferrals and cumulative mark to market of passive foreign investment companies.

Supplemental Information to the Schedule of Investments
Fair Value Measurements:
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1 — price quotations in active markets/exchanges for identical securities
Level 2 — other significant observable inputs (including, but not limited to quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s securities as of January 31, 2011, is as follows:

	Fair Value at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
	Value at	Identical Assets	Inputs	Inputs
	January 31, 2011	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Total Common Stocks	$67,515,859	$67,515,859	$0	$0

Rights
Total Rights	$4,589	$0	$4,589	$0

Repurchase Agreements
Total Repurchase Agreements	$195,480	$0	$195,480	$0

Total*	$67,715,928	$67,515,859	$200,069	$0

*	See Schedule of Investments for identification of securities by security type and country and industry classification.
The Fund held no Level 3 securities on January 31, 2011.
Financial Derivative Instruments:
Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. At January 31, 2011, the Fund held no derivative instruments.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)       The Asia Tigers Fund, Inc.

By (Signature and Title)*		/s/ Prakash A. Melwani
Prakash A. Melwani, President
(principal executive officer)

Date	March 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Prakash A. Melwani
Prakash A. Melwani, President
(principal executive officer)

Date	March 11, 2011

By (Signature and Title)*		/s/ Joseph M. Malangoni
Joseph M. Malangoni, Treasurer and Vice President
(principal financial officer)

Date	March 11, 2011

*	Print the name and title of each signing officer under his or her signature.